Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

7. Property and Equipment, Net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Computers, equipment and furniture	107,513	73,526
Motor vehicles	5,721	5,721
Leasehold improvements	42,364	47,966
Total	155,598	127,213
Less: accumulated depreciation	(126,547)	(114,122)
Net book value	29,051	13,091

Depreciation expenses for the years ended December 31, 2020, 2021 and 2022 were RMB32.5 million, RMB21.1 million and RMB11.4 million, respectively.